KALMAR POOLED INVESTMENT TRUST
                                3701 Kennett Pike
                              Wilmington, DE 19807


                                   May 4, 2009


VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


                 Re:        Kalmar Pooled Investment Trust
                            File Nos. 333-13593 and 811-7853
                            --------------------------------


Dear Sir or Madam:

                 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Kalmar Pooled Investment Trust do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A which was filed via EDGAR on April 28, 2009 (Accession Number 0000935069-09-001075).

                 Please direct any communications concerning this filing to Heather Nichols, Regulatory Administrator Specialist, at (302) 791-1765.

                                                  Very truly yours,

                                                  /s/ Ford B. Draper, Jr.
                                                  ------------------------------
                                                  Ford B. Draper, Jr.
                                                  President

cc:      Joseph Del Raso, Esq.
         Diane Drake, Esq.
         Ms. Heather Nichols